U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[ X ]

Pre-Effective Amendment No.

Post-Effective Amendment No.	18

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X ]

Amendment No.	19

(Check appropriate box or boxes)

PAPP INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (513) 587-3400

Benjamin V. Mollozzi

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/ X /	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a) (1)
/ /	on (date) pursuant to paragraph (a) (1)
/ /	75 days after filing pursuant to paragraph (a) (2)
/ /	on (date) pursuant to paragraph (a) (2) of Rule 485(b)

If appropriate, check the following box:

/ /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 18 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 17 filed on March 27, 2020 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Phoenix and State of Arizona, on the 9th day of April, 2020.

PAPP INVESTMENT TRUST

By:	*
Harry A. Papp
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*	Trustee and President	April 9, 2020
Harry A. Papp	(Chief Executive Officer)

*	Treasurer	April 9, 2020
Theresa M. Bridge	(Chief Financial Officer
and Chief Accounting
Officer)

*	Trustee and Vice President	April 9, 2020
Rosellen C. Papp

*	Trustee	April 9, 2020
Jean C. Bingham

*	Trustee	April 9, 2020
Cynthia P. Hubiak

*	Trustee	April 9, 2020
Carolyn P. O’Malley
	By:	/s/ Benjamin V. Mollozzi
Benjamin V. Mollozzi
Attorney-in-fact*
April 9, 2020

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.ins	XBRL Instance Document
EX-101.sch	XBRL Taxonomy Extension Schema Document
EX-101.cal	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.lab	XBRL Taxonomy Extension Labels Linkbase
EX-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document
EX-101.def	XBRL Taxonomy Extension Definition Linkbase